Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business and Summary of Significant Accounting Policies [Abstract]
Schedule of concentration of accounts receivable

Six Months Ended June 30, 2015	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$97,275	30%	$23,403	21%
	2	$32,760	10%	$0	0%
		$130,035	40%	$23,403	21%

Six Months Ended June 30, 2014	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$126,884	40%	9,396	11%
	2	$37,440	14%	$18,720	21%
		$164,324	54%	$28,116	32%

Year Ended December 31, 2014	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$222,264	34%	$21,708	24%
	2	$111,200	17%	$-	-%
	3	$67,392	10%	$20,592	22%
		$400,856	61%	$42,300	46%

Year Ended December 31, 2013	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$191,223	28%	-	-%
	2	$147,420	21%	$15,876	17%
		$338,643	49%	$15,876	17%

Schedule of derrivative liabilities measured and recorded

As of June 30, 2015	Amount	Level 1	Level 2	Level 3
Embedded conversion derivative liability	$90,652	$-	$-	$90,652
Warrant derivatives	1,241	-	-	1,241
	$91,893	$-	$-	$91,893

As of December 31, 2014	Amount	Level 1	Level 2	Level 3
Embedded conversion derivative liability	$297,215	$-	$-	$297,215

	Amount	Level 1	Level 2	Level 3
Embedded conversion derivative liability	$297,215	$-	$-	$297,215

Schedule of derrivative liabilities measured and recorded on recurring basis

Balance at December 31, 2014	$297,215
Fair value of derivative liability at issuance	270,116
Unrealized derivative gain included in other income (expenses)	(470,136)
Fair value of derivative liability associated with debt converted	(5,302)
Balance at June 30, 2015	$91,893

Balance at December 31, 2013	$-
Fair value of embedded conversion derivative liability at issuance	341,897
Unrealized derivative gain included in other expense	44,682
Balance at December 31, 2014	$297,215

Schedule of assumptions used for derivative instruments valued using the Black-Scholes option pricing model

	At June 30, 2015	At Dec 31, 2014
Market value of stock on measurement date	$0.15	$0.48
Risk-free interest rate	0.01%-0.11%	0.04%
Dividend yield	0	0%
Volatility factor	71%-87%	151%
Term	0.19 to 0.53 year	0.33 year

	At issuance	At Dec 31, 2014
Market value of stock on measurement date	$0.55	$0.48
Risk-free interest rate	0.11%	0.04%
Dividend yield	0%	0%
Volatility factor	64%	151%
Term	1 year	0.33 year